Lease obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Schedule of additional information about leasing activities for lessee

	2025	2024
Opening lease obligations	$818,205	$872,120
Additions, net of disposals	54,682	90,486
Acquired balances[1]	16,587	—
Interest expense	50,470	54,560
Lease payments	(183,903)	(195,807)
Effect of movements in exchange rates and other	(858)	(3,154)
Lease obligations at December 31	755,183	818,205
Less: current portion	(113,129)	(122,744)
Lease obligations - non current portion	$642,054	$695,461

Schedule of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2025:

	Lease payments	Interest component	Lease obligations
2026	$158,459	$45,330	$113,129
2027	137,055	38,990	98,065
2028	126,705	31,467	95,238
2029	116,626	24,701	91,925
2030	89,625	19,071	70,554
Thereafter	355,234	68,962	286,272
	$983,704	$228,521	$755,183

Schedule of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$523,823	$1,476
Terminals and tanks	190,206	75,786
Other	41,154	13,598
Total	$755,183	$90,860